Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Shareholder Subscription [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2023		$ 10,000			$ (10,000)	$ 4,209,517	$ 425,924	$ 3,842,277	$ (357,081)	$ 8,120,637
Balance, shares at Jun. 30, 2023	[1]	10,000,000
Contribution from shareholders					10,000	40,000				50,000
Net income (loss)								2,441,774		2,441,774
Appropriation to statutory reserves							246,478	(246,478)
Foreign currency translation adjustments									(31,462)	(31,462)
Balance at Jun. 30, 2024		$ 10,000				4,249,517	672,402	6,037,573	(388,543)	10,580,949
Balance, shares at Jun. 30, 2024	[1]	10,000,000
Net income (loss)								(5,712,680)		(5,712,680)
Foreign currency translation adjustments									120,680	120,680
Issuance of ordinary shares upon Initial public offering (“IPO”), net of issuance costs		$ 1,410				4,003,387				4,004,797
Issuance of ordinary shares upon Initial public offering ("IPO"), net of issuance costs, shares	[1]	1,410,349
Re-designation of ordinary shares into Class A Ordinary Shares		$ (2,210)	$ 2,210
Re-designation of ordinary shares into Class A ordinary shares, shares	[1]	(2,210,349)	2,210,349
Re-designation of ordinary shares into Class B Ordinary Shares		$ (9,200)		$ 9,200
Re-designation of ordinary shares into Class B ordinary shares , shares	[1]	(9,200,000)		9,200,000
Share-based compensation			$ 1,800			3,904,200				3,906,000
Share-based compensation, shares	[1]		1,800,000
Balance at Jun. 30, 2025			$ 4,010	$ 9,200		12,157,104	672,402	324,893	(267,863)	12,899,746
Balance, shares at Jun. 30, 2025	[1]		4,010,349	9,200,000
Net income (loss)								425,541		425,541
Appropriation to statutory reserves							138,976	(138,976)
Foreign currency translation adjustments									446,492	446,492
Issuance of Class A ordinary shares			$ 6,000			2,281,200				2,287,200
Issuance of ordinary shares, shares	[1]		6,000,000
Balance at Jun. 30, 2026			$ 10,010	$ 9,200		$ 14,438,304	$ 811,378	$ 611,458	$ 178,629	$ 16,058,979
Balance, shares at Jun. 30, 2026	[1]		10,010,349	9,200,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share split (Note 17).